Condensed Consolidated Statements of Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Total	Common shares	Treasury shares	Additional Paid-in capital	Accumulated other comprehensive loss	Retained earnings	Total Textainer Group Holdings Limited shareholders' equity	Noncontrolling interest
Beginning Balances at Dec. 31, 2018	$ 1,235,991	$ 581	$ (9,149)	$ 406,083	$ (436)	$ 809,734	$ 1,206,813	$ 29,178
Beginning Balances (in shares) at Dec. 31, 2018		58,032,164	(630,000)
Share-based compensation expense	1,056			1,056			1,056
Comprehensive (loss) income:
Net income (loss) attributable to Textainer Group Holdings Limited common shareholders	17,050					17,050	17,050
Net income (loss) attributable to noncontrolling interest	105							105
Foreign currency translation adjustments	107				107		107
Total comprehensive income (loss)	17,262
Ending Balances at Mar. 31, 2019	1,254,309	$ 581	$ (9,149)	407,139	(329)	826,784	1,225,026	29,283
Ending Balances (in shares) at Mar. 31, 2019		58,032,164	(630,000)
Beginning Balances at Dec. 31, 2018	1,235,991	$ 581	$ (9,149)	406,083	(436)	809,734	1,206,813	29,178
Beginning Balances (in shares) at Dec. 31, 2018		58,032,164	(630,000)
Purchase of treasury shares	$ 8,597
Purchase of treasury shares (in shares)	878,637
Ending Balances at Dec. 31, 2019	$ 1,285,645	$ 583	$ (17,746)	410,595	(511)	866,458	1,259,379	26,266
Ending Balances (in shares) at Dec. 31, 2019		58,326,555	(1,508,637)
Comprehensive (loss) income:
Purchase of treasury shares	$ (8,597)
Purchase of treasury shares (in shares)	(878,637)
Cumulative adjustment for adoption | ASU 2016-03	$ (892)					(885)	(885)	(7)
Purchase of treasury shares	$ 15,477		$ 15,477				15,477
Purchase of treasury shares (in shares)	1,947,443		1,947,443
Share-based compensation expense	$ 1,071			1,071			1,071
Net income (loss) attributable to Textainer Group Holdings Limited common shareholders	(4,379)					(4,379)	(4,379)
Net income (loss) attributable to noncontrolling interest	(729)							(729)
Change in derivative instruments designated as cash flow hedges	(8,858)				(8,858)		(8,858)
Reclassification of realized gain on derivative instruments designated as cash flow hedges	(62)				(62)		(62)
Foreign currency translation adjustments	(63)				(63)		(63)
Income tax benefit related to items of other comprehensive (loss) income	93				93		93
Total comprehensive income (loss)	(13,998)
Ending Balances at Mar. 31, 2020	1,256,349	$ 583	$ (33,223)	$ 411,666	$ (9,401)	$ 861,194	1,230,819	$ 25,530
Ending Balances (in shares) at Mar. 31, 2020		58,326,555	(3,456,080)
Comprehensive (loss) income:
Purchase of treasury shares	$ (15,477)		$ (15,477)				$ (15,477)
Purchase of treasury shares (in shares)	(1,947,443)		(1,947,443)